Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000089019 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000089019 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089019 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089019 | AssetSecurities on Loan - Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000089019 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000089019 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089019 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000089019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000079103 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079103 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000079103 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000079104 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079104 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000079104 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000080240 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000080240 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000080240 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000102215 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000102215 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102215 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102215 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102215 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000102215 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.20%)
C000102215 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000102215 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000102215 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000102215 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000102215 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102215 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102215 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000079102 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000079102 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000079102 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000117167 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000117167 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000117167 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000117167 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000117167 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117167 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000117167 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000117167 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000117167 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000117167 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215593 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000215593 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	66.30%
C000215593 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000215593 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(26.40%)
C000215593 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215593 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000215593 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215593 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080241 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000080241 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000080241 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000080241 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000080241 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000080241 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080241 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000080241 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000080241 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080241 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080245 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000080245 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000080245 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000080245 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000080245 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080245 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080245 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080245 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080245 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000080245 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000080245 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080245 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080245 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080245 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000080245 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089022 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000089022 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089022 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089022 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000089022 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089022 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000089022 | AssetSecurities on Loan - Non Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240988 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000240988 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240988 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240988 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000240988 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240988 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000240988 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000240988 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240988 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240988 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000249911 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249911 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000249911 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(84.30%)
C000249911 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	176.80%
C000249911 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249911 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249911 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000242819 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000242819 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242819 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000242819 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242819 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000242819 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(45.10%)
C000242819 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242819 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000242819 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000242819 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000242819 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000242819 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229173 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000229173 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000229173 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000229173 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000229173 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229173 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000229173 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229173 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000229173 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229173 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000229173 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000229173 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229173 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000229173 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229173 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000239077 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000239077 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000239077 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000239077 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000239077 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000145158 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000145158 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000145158 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000145158 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000145158 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000080242 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000080242 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000080244 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000080244 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000080244 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000080244 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000080244 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000080244 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080244 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080244 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080244 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000080244 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080244 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080244 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000080244 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080244 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.